Note 7 - Income Taxes	12 Months Ended
Jul. 31, 2012
Income Tax Disclosure [Text Block]
Note 7 - Income Taxes

 The provision (benefit) for income taxes for the years ended July 31, 2012, and 2011, were as follows:

	Year Ended July 31,
	2012	2011
Current Tax Provision:
Federal -
Taxable income	$-	$-
Total current tax provision	$-	$-

Deferred Tax Provision:
Federal -
Loss carryforwards	$26,785	$68,928
Change in valuation allowance	(26,785)	(68,928)
Total deferred tax provision	$-	$-

The Company had deferred income tax assets as of July 31, 2012, and 2011, as follows:

	July 31,
	2012	2011
Loss carryforwards	$914,260	887,475
Less Valuation allowance	(914,260)	(887,475)
Total net deferred tax assets	$-	$-

The Company provided a valuation allowance equal to the deferred income tax assets for the years ended July 31, 2012, and 2011, because it is not presently known whether future taxable income will be sufficient to utilize the loss carryforwards.

As of July 31, 2012, and 2011, the Company had approximately $5,260,188, and $5,181,408, respectively, in tax loss carryforwards that can be utilized in future periods to reduce taxable income, and will begin to expire in the year 2027.